Pensions and Post Retirement Benefits - Pre-tax actuarial net gains (losses) recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pensions and Post Retirement Benefits
Defined benefit post retirement plans - actuarial net gains on benefit obligations	$ 153.9	$ 115.6
Defined benefit pension plans
Pensions and Post Retirement Benefits
Actuarial net gains (losses) on plan assets and change in asset ceiling	(157.3)	78.6
Actuarial net gains on benefit obligations	295.0	33.8
Defined benefit post retirement plans - actuarial net gains on benefit obligations	137.7	112.4
Post retirement benefit plans
Pensions and Post Retirement Benefits
Actuarial net gains on benefit obligations	$ 16.2	$ 3.2